COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 12, 2023	Dec. 31, 2022	Nov. 03, 2022	Oct. 12, 2022
COMMITMENTS (Details) [Line Items]
Revolving credit facility				$ 500
Minimum liquidity			$ 750	$ 750
Committed amount			600
Principal amount			275
Outstanding amount under the spare engine facility			275
Revolving credit facility description	(i) a five-year term loan facility (“Term Loan B Facility”) of US$ 1,100 million (US$1,100 million outstanding as of December 31, 2022), (ii) 13.375% senior secured notes due 2027 (“2027 Notes”) for an aggregate principal amount of US$ 450 million and (iii) 13.375% senior secured notes due 2029 (“2029 Notes”, together with the 2027 Notes, the “Notes”) for and aggregate principal amount of US$ 700 million.
TAM Linhas Aéreas S.A [Member]
COMMITMENTS (Details) [Line Items]
Minimum liquidity			$ 400
Tam Linhas Aereas S.A. [Member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility		$ 400
Bottom of range [member]
COMMITMENTS (Details) [Line Items]
Revolving credit facility		$ 750